Supplemental Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash and Cash Equivalents

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	June 30, 2024	March 31, 2024
Cash and cash equivalents	$4,399	$7,913
Restricted cash	314	64
Total cash, cash equivalents and restricted cash	$4,713	$7,977

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2024	March 31, 2023
Cash and cash equivalents	$7,913	$8,726
Restricted cash	64	819
Total cash, cash equivalents and restricted cash	$7,977	$9,545